Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended		99 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (3,432,349)	$ (4,316,779)	$ (4,960,019)	$ (29,904,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	35,871	66,120	57,173	239,475
Stock-based compensation expense	66,001	87,428	109,197	291,215
Revaluation of warrant liability	(11,230)	(61,541)	(156,163)	(622,824)
Noncash interest expense	227,911	305,917	545,165	1,228,529
Loss on disposal of property and equipment			31,433	31,433
Changes in assets and liabilities:
Accounts receivable	849	849	(849)
Inventory	(574)	71,247	(242,861)	(288,967)
Prepaid and other current assets	(209,711)	(243,661)	123,605	(308,183)
Other noncurrent assets	13,908	13,930	(48,300)	(43,783)
Accounts payable	439,849	481,738	(13,175)	967,315
Accrued liabilities	(80,357)	(159,868)	(888,960)	337,095
Net cash used in operating activities	(2,949,832)	(3,754,620)	(5,443,754)	(28,073,620)
Cash flows from investing activities:
Proceeds from sale of property and equipment			50	50
Purchase of property and equipment	(4,214)	(4,213)	(23,331)	(337,678)
Net cash used in investing activities	(4,214)	(4,213)	(23,281)	(337,628)
Cash flows from financing activities:
Net proceeds from issuance of common stock				4,000
Proceeds from exercise of stock options			9,335	28,687
Repurchase of common stock				(565)
Repurchase of restricted stock options				(316)
Proceeds from related party convertible bridge notes and warrants	3,000,000	3,875,000	2,000,000	9,375,400
Repayments of notes payable	(134,814)	(134,814)	(2,165,475)	(4,163,361)
Net cash provided by financing activities	2,865,186	3,740,186	5,743,210	28,841,355
Net increase (decrease) in cash and cash equivalents	(88,860)	(18,647)	276,175	430,107
Proceeds from notes payable			2,135,159	6,107,159
Cash and cash equivalents	359,894	430,107	448,754	430,107
Supplemental disclosure
Cash paid for interest	106,469	141,423	198,194	783,482
Cash paid for income taxes	800	800	800	6,400
Supplemental schedule of noncash investing and financing activities:
Issuance of warrants in connection with loans				20,069
Tranfer of equipment between inventory and property and equipment		60,804		60,804
Preferred Class A [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible preferred stock and warrants, net of issuance costs				13,726,160
Supplemental schedule of noncash investing and financing activities:
Conversion of notes payable (in Dollars)				501,873
Preferred Class B [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible preferred stock and warrants, net of issuance costs			3,764,191	3,764,191
Supplemental schedule of noncash investing and financing activities:
Conversion of notes payable (in Dollars)			4,709,968	4,709,968
Bridge Loan [Member]
Supplemental schedule of noncash investing and financing activities:
Cancellation of warrants in connection with bridge loans				15,091
Notes Payable to Banks [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of warrants in connection with loans				100,584
April 2012 Term Loan [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of warrants in connection with loans				70,082
Related Party Convertible Bridge Notes [Member]
Supplemental schedule of noncash investing and financing activities:
Issuance of warrants in connection with loans			$ 167,090	$ 670,090